Segment reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 10,524	$ 10,646	$ 11,178
Gross profit	2,322	2,387	2,200
Expenses and other income	(1,100)	(1,242)	(954)
Profit from operating activities	1,222	1,145	1,246
Financial income	49	169	22
Financial expenses	(750)	(1,042)	(1,562)
Profit (loss) from continuing operations before income tax	521	272	(294)
Income tax (expense) benefit	(81)	(105)	(60)
Profit (loss) from continuing operations	440	167	(354)
Depreciation and amortisation expense	674	707	714
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	1,896	1,852	1,960
Asset impairment charges, net of reversals	45	45	17
(Gain) loss on sale or disposal of businesses and non-current assets	10
Non-cash change in multi-employer pension plan withdrawal liability		(11)
Non-cash pension expense, net of settlement gain	58	124	65
Operational process engineering-related consultancy costs	15	21	18
Related party management fee	31	40	59
Restructuring costs, net of reversals	23	49	9
Unrealized (gain) loss on derivatives		(20)	(106)
Other	0	3	(3)
Adjusted EBITDA from continuing operations	2,078	2,103	2,019
Segment assets (excluding intercompany balances)	16,682	16,954
Additions	392	340
Additions	12	4
Segment liabilities (excluding intercompany balances)	15,030	15,997
Reynolds Consumer Products [member]
Disclosure of operating segments [line items]
Revenue	2,959	2,936	2,969
Pactiv Foodservice [member]
Disclosure of operating segments [line items]
Revenue	3,729	3,748	3,958
Graham Packaging [member]
Disclosure of operating segments [line items]
Revenue	2,147	2,223	2,447
Evergreen [member]
Disclosure of operating segments [line items]
Revenue	1,562	1,580	1,653
Closures [member]
Disclosure of operating segments [line items]
Revenue	901	928	982
Operating segments [member] | Reynolds Consumer Products [member]
Disclosure of operating segments [line items]
Revenue	2,807	2,790	2,796
Gross profit	853	873	743
Expenses and other income	(283)	(307)	(237)
Profit from operating activities	570	566	506
Depreciation and amortisation expense	86	92	96
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	658	602
Asset impairment charges, net of reversals	0	0	0
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash change in multi-employer pension plan withdrawal liability		0
Non-cash pension expense, net of settlement gain	0	0	0
Operational process engineering-related consultancy costs	3	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	5	0	0
Unrealized (gain) loss on derivatives		(8)	(21)
Other	(4)	0	0
Adjusted EBITDA from continuing operations	660	650	581
Segment assets (excluding intercompany balances)	4,122	4,047
Additions	55	43
Additions	2	1
Segment liabilities (excluding intercompany balances)	596	808
Operating segments [member] | Pactiv Foodservice [member]
Disclosure of operating segments [line items]
Revenue	3,237	3,254	3,414
Gross profit	721	691	620
Expenses and other income	(319)	(333)	(177)
Profit from operating activities	402	358	443
Depreciation and amortisation expense	205	223	211
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	607	581	654
Asset impairment charges, net of reversals	36	28	6
(Gain) loss on sale or disposal of businesses and non-current assets	11
Non-cash change in multi-employer pension plan withdrawal liability		(1)
Non-cash pension expense, net of settlement gain	0	0	0
Operational process engineering-related consultancy costs	12	21	18
Related party management fee	0	0	0
Restructuring costs, net of reversals	8	31	1
Unrealized (gain) loss on derivatives		(7)	(77)
Other	3	9	0
Adjusted EBITDA from continuing operations	677	662	602
Segment assets (excluding intercompany balances)	4,743	4,797
Additions	104	85
Additions	2	0
Segment liabilities (excluding intercompany balances)	881	1,215
Operating segments [member] | Graham Packaging [member]
Disclosure of operating segments [line items]
Revenue	2,147	2,223	2,447
Gross profit	323	335	364
Expenses and other income	(188)	(202)	(207)
Profit from operating activities	135	133	157
Depreciation and amortisation expense	257	269	282
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	392	402	439
Asset impairment charges, net of reversals	7	11	7
(Gain) loss on sale or disposal of businesses and non-current assets	(6)
Non-cash change in multi-employer pension plan withdrawal liability		0
Non-cash pension expense, net of settlement gain	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	4	12	1
Unrealized (gain) loss on derivatives		0	(1)
Other	0	(4)	(1)
Adjusted EBITDA from continuing operations	397	421	445
Segment assets (excluding intercompany balances)	4,430	4,489
Additions	136	109
Additions	4	2
Segment liabilities (excluding intercompany balances)	814	1,028
Operating segments [member] | Evergreen [member]
Disclosure of operating segments [line items]
Revenue	1,448	1,467	1,553
Gross profit	276	315	310
Expenses and other income	(79)	(88)	(79)
Profit from operating activities	197	227	231
Depreciation and amortisation expense	59	57	57
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	256	284	288
Asset impairment charges, net of reversals	0	0	0
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash change in multi-employer pension plan withdrawal liability		(10)
Non-cash pension expense, net of settlement gain	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	2	1	0
Unrealized (gain) loss on derivatives		(3)	(3)
Other	0	(2)	(3)
Adjusted EBITDA from continuing operations	258	270	282
Segment assets (excluding intercompany balances)	1,163	1,130
Additions	63	73
Additions	3	1
Segment liabilities (excluding intercompany balances)	386	411
Operating segments [member] | Closures [member]
Disclosure of operating segments [line items]
Revenue	885	912	968
Gross profit	155	173	164
Expenses and other income	(103)	(108)	(92)
Profit from operating activities	52	65	72
Depreciation and amortisation expense	66	65	68
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	118	130	140
Asset impairment charges, net of reversals	2	6	4
(Gain) loss on sale or disposal of businesses and non-current assets	6
Non-cash change in multi-employer pension plan withdrawal liability		0
Non-cash pension expense, net of settlement gain	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	4	5	7
Unrealized (gain) loss on derivatives		(2)	(4)
Other	1	(1)	0
Adjusted EBITDA from continuing operations	131	138	147
Segment assets (excluding intercompany balances)	1,147	1,195
Additions	31	28
Additions	0	0
Segment liabilities (excluding intercompany balances)	255	254
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(774)	(769)	(831)
Elimination of intersegment amounts [member] | Reynolds Consumer Products [member]
Disclosure of operating segments [line items]
Revenue	152	146	173
Elimination of intersegment amounts [member] | Pactiv Foodservice [member]
Disclosure of operating segments [line items]
Revenue	492	494	544
Elimination of intersegment amounts [member] | Graham Packaging [member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Evergreen [member]
Disclosure of operating segments [line items]
Revenue	114	113	100
Elimination of intersegment amounts [member] | Closures [member]
Disclosure of operating segments [line items]
Revenue	16	16	14
Unallocated amounts [member]
Disclosure of operating segments [line items]
Revenue	(774)	(769)	(831)
Gross profit	(6)		(1)
Expenses and other income	(128)	(204)	(162)
Profit from operating activities	(134)	(204)	(163)
Depreciation and amortisation expense	1	1	0
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	(133)	(203)	(163)
Asset impairment charges, net of reversals	0	0	0
(Gain) loss on sale or disposal of businesses and non-current assets	(1)
Non-cash change in multi-employer pension plan withdrawal liability		0
Non-cash pension expense, net of settlement gain	58	124	65
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	31	40	59
Restructuring costs, net of reversals	0	0	0
Unrealized (gain) loss on derivatives		0	0
Other	0	1	1
Adjusted EBITDA from continuing operations	(45)	(38)	$ (38)
Segment assets (excluding intercompany balances)	1,077	1,296
Additions	3	2
Additions	1	0
Segment liabilities (excluding intercompany balances)	$ 12,098	$ 12,281